Long - Term Debt - Credit Facilities 5 (Details) - USD ($) $ in Thousands	5 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	May 24, 2019	Sep. 04, 2019	Sep. 10, 2018	Oct. 03, 2019	Oct. 31, 2017	Dec. 10, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Proceeds From Lines of Credit							$ 47,000	$ 327,500	$ 8,125
Repayment of long term debt, first year							76,681
Repayment of long term debt, second year							$ 200,032
$54.8 Million Citi Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date							Oct. 26, 2017
Line of credit facility maximum borrowing capacity							$ 54,800
Outstanding amount							$ 0
Line of Credit Facility, Expiration Date							Oct. 31, 2020
Line of Credit Facility, Frequency of Payments							at least quarterly
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.25%
Proceeds From Lines of Credit					$ 54,800
$65.0 Million Hayfin Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date							Sep. 07, 2018
Line of credit facility maximum borrowing capacity							$ 65,000
Outstanding amount							$ 5,833
Line of Credit Facility, Expiration Date							Jul. 16, 2022
Line of Credit Facility, Frequency of Payments							each quarter end date
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							5.50%
Unused Capacity, Commitment Fee Percentage							2.00%
$65.0 Million Hayfin Secured Term Loan Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds From Lines of Credit			$ 8,125
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date							May 23, 2019
Line of credit facility maximum borrowing capacity							$ 37,000
Outstanding amount							$ 49,700	$ 57,700
Line of Credit Facility, Interest Rate Description							LIBOR plus a margin
Loan margin percentage							3.90%
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment							$ 450
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000
Proceeds From Lines of Credit	$ 13,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment							$ 400
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000
Proceeds From Lines of Credit		$ 12,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment							$ 400
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 4,000
Proceeds From Lines of Credit				$ 12,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date							Dec. 10, 2019
Line of credit facility maximum borrowing capacity							$ 22,000
Number of loan tranches							2
Line of Credit Facility, Periodic Payment							$ 375
Line of Credit Facility, Number of Repayment Installments							20
Line of Credit Facility, Frequency of Payments							quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 3,500
Proceeds From Lines of Credit						$ 22,000